Schedule of Investments January 31, 2021 (Unaudited)

Jackson Square International Growth Fund

Description	Shares	Value
COMMON STOCKS - 95.2%
Australia - 3.5%
Atlassian - Class A*	1,757	$406,095
Brazil - 9.3%
Arco Platform - Class A*	7,702	244,461
MercadoLibre*	301	535,633
StoneCo - Class A*	4,001	287,672
		1,067,766
Canada - 2.2%
Shopify - Class A*	231	253,774
China - 8.4%
Bilibili - ADR*	4,150	472,643
GDS Holdings - ADR*	3,776	391,043
Kuaishou Technology* (a)	7,000	104,874
		968,560
Denmark - 5.3%
DSV (a)	2,041	318,448
Vestas Wind Systems (a)	1,364	292,875
		611,323
France - 15.2%
Airbus* (a)	3,279	329,728
L'Oreal (a)	768	270,182
LVMH Moet Hennessy Louis Vuitton (a)	700	423,216
Safran* (a)	2,543	319,674
Sartorius Stedim Biotech	953	398,996
		1,741,796
Germany - 6.9%
Delivery Hero* (a)	1,966	298,605
Puma* (a)	2,560	250,504
Zalando* (a)	2,088	239,412
		788,521
Israel - 6.3%
Fiverr International*	1,473	304,189
Wix.com*	1,698	419,491
		723,680
Japan - 8.8%
Freee KK* (a)	3,618	306,710
MonotaRO (a)	6,733	337,381
Recruit Holdings (a)	8,441	367,162
		1,011,253
Netherlands - 7.0%
Adyen* (a)	189	394,825
ASML Holding (a)	766	408,932
		803,757
Switzerland - 6.8%
Lonza Group (a)	683	436,232
Zur Rose Group* (a)	743	340,722
		776,954
Taiwan - 5.1%
Taiwan Semiconductor Manufacturing - ADR	4,809	584,390
United Kingdom - 8.6%
Experian (a)	10,471	365,987
Farfetch - Class A*	5,313	325,368
Intertek Group (a)	3,987	300,273
		991,628
United States - 1.8%
Lululemon Athletica*	642	211,013
TOTAL COMMON STOCKS
(Cost $10,337,919)		10,940,510

SHORT-TERM INVESTMENT - 5.9%
Money Market Deposit Account - 5.9%
U.S. Bank N.A., 0.00% (b)
Total Money Market Deposit Account	673,677	673,677
TOTAL SHORT-TERM INVESTMENT
(Cost $673,677)		673,677

Total Investments - 101.1%
(Cost $11,011,596)		11,614,187
Liabilities in Excess of Other Assets - (1.1)%		(122,103)
Total Net Assets - 100.0%		$11,492,084

*	Non-income producing security.
ADR - American Depositary Receipt
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

At January 31, 2021, the sector diversification for the Fund was as follows:
% of
	Sector	Net Assets
	Information Technology#	32.7%
	Industrials	22.9%
	Consumer Discretionary	22.0%
	Health Care	7.3%
	Short-Term Investment	5.9%
	Consumer Staples	5.3%
	Communication Services	5.0%
	Liabilities in Excess of Other Assets	(1.1)%
	Total	100.0%

#
As of January 31, 2021, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$4,834,768	$6,105,742	$-	$10,940,510
Short-Term Investment	673,677	–	–	673,677
Total Investments	$5,508,445	$6,105,742	$-	$11,614,187

Refer to the Schedule of Investments for further information on the classification of investments.